Nuveen Tradewinds Global All-Cap Plus Fund
Nuveen Tradewinds Global All-Cap Plus Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Global All-Cap Plus Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Global All-Cap Plus Fund		Class A	Class C	Class R3	Class I
Management Fees		1.08%	1.08%	1.08%	1.08%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Dividend Expense on Securities Sold Short		0.22%	0.22%	0.21%	0.22%
Enhanced Custody Expense		0.17%	0.17%	0.17%	0.17%
Remainder of Other Expenses		0.44%	0.43%	0.69%	0.46%
Total Other Expenses		0.83%	0.82%	1.07%	0.85%
Total Annual Fund Operating Expenses		2.16%	2.90%	2.65%	1.93%
Fee Waivers and/or Expense Reimbursements	[1]	(0.09%)	(0.08%)	(0.34%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		2.07%	2.82%	2.31%	1.82%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expenses on securities sold short, enhanced custody expenses and extraordinary expenses) do not exceed 1.45% (1.85% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Global All-Cap Plus Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	773	285	234	185
3 Years	1,204	890	791	595
5 Years	1,660	1,521	1,375	1,032
10 Years	2,918	3,218	2,958	2,245

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Global All-Cap Plus Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	773	285	234	185
3 Years	1,204	890	791	595
5 Years	1,660	1,521	1,375	1,032
10 Years	2,918	3,218	2,958	2,245

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. "Plus" in the fund's name refers to the additional return the fund seeks to achieve by taking short positions in stocks that are expected to underperform and using the proceeds from these short positions to take additional long positions in stocks that are expected to outperform.

The fund takes both long and short positions in securities. When the fund takes a long position, the fund purchases a security outright. When the fund takes a short position, it sells a security the fund does not own at the current market price and delivers to the buyer a security the fund has borrowed. The fund may use all or a portion of the cash proceeds from short positions to take additional long positions.

Under normal market conditions, the fund invests at least 40%, and may invest up to 75%, of its net assets plus borrowings in non-U.S. equity securities. The fund may invest up to 25% of its net assets plus borrowings in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets plus borrowings may be invested in equity securities of companies located in a single non-U.S. country. "Borrowings" represents the market value of the fund's short positions.

The fund intends to target a net "long" market exposure of approximately 100%. The fund's long positions will range between 90% and 150% of the value of the fund's net assets. The fund's short positions will range between 0% and 50% of the value of the fund's net assets. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*
[1]	Class A year-to-date total return as of September 30, 2011 was -18.15%.

During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 34.85% and -8.05%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds Global All-Cap Plus Fund	1 Year	Since Inception	Inception Date
Class A	12.32%	34.09%	Dec. 30, 2008
Class A (return after taxes on distributions)	11.20%	32.18%	Dec. 30, 2008
Class A (return after taxes on distributions and sale of fund shares)	8.30%	28.49%	Dec. 30, 2008
Class C	18.27%	37.07%	Dec. 30, 2008
Class R3	18.81%	37.74%	Dec. 30, 2008
Class I	19.46%	38.46%	Dec. 30, 2008
MSCI ACW Index (reflects no deduction for fees, expenses or taxes)	12.67%	23.16%
Lipper Long/Short Equity Classification Average (reflects no deduction for taxes or certain expenses)	5.81%	13.92%